Revenue From Contracts with Customers	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

(3)   Revenue from contracts with customers

The Company adopted ASC 606 on January 1, 2018. The adoption of ASC 606 represents a change in accounting principle that will more closely align revenue recognition with the delivery of the Company's goods and will provide financial statement readers with enhanced disclosures. The reported results for 2018 reflect the application of ASC 606 guidance while the reported results for 2017 were prepared under the guidance of ASC 605, Revenue Recognition (ASC 605), which is also referred to herein as "legacy GAAP" or the "previous guidance".

Financial statement impact of adopting ASC 606

The Company adopted ASC 606 effective January 1, 2018 using the modified retrospective method. Under this method, we could elect to apply the cumulative effect method to either all contracts as of the date of initial application or only to contracts that are not complete as of that date. We elected to apply the modified retrospective method to contracts that are not complete as of the date of initial application. The cumulative effect of applying the new guidance to all contracts with customers that were not completed as of January 1, 2018 was to be recorded as an adjustment to accumulated deficit as of the adoption date. As a result of using the modified retrospective method, there were no adjustments that were made to accounts on the Company's consolidated balance sheet as of January 1, 2018.

Impact of the adoption of ASC 606 on accounting policies

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods.

To achieve this core principle, the following five steps are performed: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy a performance obligation.

The Company sells the majority of its products directly to steel manufacturers located in various jurisdictions. The Company's contracts consist of longer-term take-or-pay sales contracts of graphite electrodes with terms of up to five years and short-term purchase orders (deliveries within one year). Collectability is assessed based on the customer's ability and intention to pay, reviewing a variety of factors including the customer's historical payment experience and published credit and financial information pertaining to the customer. Additionally, for multi-year contracts, we may require the customer to post a bank guarantee, guarantee of a parent, a letter of credit or a significant pre-payment.

The promises of delivery of graphite electrodes represent the distinct performance obligations of our contracts. A small portion of our sales consist of deliveries of by-products of the manufacturing processes, such as graphite powders, naphta and gasoil.

Given their nature, the Company's performance obligations are satisfied at a point in time when control of the products has been transferred to the customer. In most cases, control transfer is deemed to happen at the delivery point of the products defined under the incoterms, usually at time of loading the truck or the vessel. The Company has elected to treat the transportation activity as a fulfilment activity instead of as a distinct performance obligation, and outbound freight cost is accrued when the product delivery promises are satisfied.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods to the customer. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer are excluded from the transaction price.

Variable consideration is included in the transaction price if, in the Company's judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company's contracts and customary practices involve few rebates or discounts. The Company provides a limited warranty on its products and may issue credit notes or replace products free of charge for valid quality claims; historically, quality claims have been insignificant and the Company records appropriate accruals for the estimated credit notes based on the historical statistical experience. Certain contracts provide for limited rebates when deliveries are late versus committed dates. These rebates are accrued for based on historical statistics of late deliveries on the contracts to which those terms apply.

Contracts that contain multiple distinct performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price basis. The Company regularly reviews market conditions and internally approved pricing guidelines to determine stand-alone selling prices for the different types of its customer contracts. The stand-alone prices as known at contract inception are utilized as the basis to allocate the transaction price to the distinct performance obligations. The allocation of the transaction price to the performance obligations remains unchanged if stand-alone selling prices change after contract inception.

The Company expenses sales commissions as earned as their amortization period would not extend beyond the year in which they are incurred. These costs are recorded within selling and administrative expense.

Disaggregation of revenue

The following table provides information about disaggregated revenue by type of product and contract for the six months ended months ended June 30, 2018:

For the six months ended June 30, 2018

(dollars in thousands)
Graphite Electrodes—Three-to-five-year contracts	$617,447
Graphite Electrodes—Short-term contracts	264,418
By-products	26,366

Total Revenues	$908,231

Impact of new revenue guidance on financial statement line items

There would be no differences to the reported consolidated balance sheet, statement of operations and cash flows, as of and for the six months ended June 30, 2018, had the previous revenue guidance still been in effect.

Contract balances

Receivables, net of allowances for doubtful accounts, were $220.6 million as of June 30, 2018 and $116.8 million as of December 31, 2017. Accounts receivables are recorded when the right to consideration becomes unconditional. Payment terms on invoices range from 30 to 120 days depending on the customary business practices of the jurisdictions in which we do business.

Certain short-term and longer-term sales contracts require up-front payments prior to the Company's fulfilment of any performance obligation. These contract liabilities are recorded as current or long-term deferred revenue, depending on the lag between the pre-payment and the expected delivery of the related products. Current deferred revenue is included in "Other accrued liabilities" and long-term deferred revenue is included in "Other long-term obligations" on the Consolidated Balance Sheets. The following table provides information about deferred revenue from contracts with customers (in thousands):

	Current deferred revenue	Long-term deferred revenue

	(dollars in thousands)
Balance as of December 31, 2017	$20,784	$—
Revenue recognized that was included in the deferred revenue balance at the beginning of the period	(20,604)	—
Increases due to cash received, excluding amounts recognized as revenue during the period	467	8,242
Foreign currency impact	$(92)	(510)

Balance as of June 30, 2018	$555	$7,732

Transaction price allocated to the remaining performance obligations

The following table presents estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period (in thousands). The estimated revenues do not include contracts with original duration of one year or less.

Three-to-five-year take-or-pay contracts

(dollars in thousands)
Remainder of 2018	714,709
2019	1,347,005
2020	1,270,684
2021	1,114,294
Thereafter	1,085,725

Total	$5,532,417

In addition to the expected remaining revenue to be recognized with the longer-term sales contracts, the Company recorded $617.4 million of revenue pursuant to these contracts in the six months ended June 30, 2018.